Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Debentures Tables [Abstract]
Schedule of credit facility - other	Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
($000s)	December 31, 2023	December 31, 2022
Principal balance	37,020	39,658
Discount	(1,000)	(2,118)
	36,020	37,540
Interest payable	763	726
	36,783	38,266

Schedule of contractual repayment dates

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

($000s)	Principal component of quarterly payment	Principal due on maturity	Total
2024	1,924	—	1,924
2025	1,543	33,553	35,096
	3,467	33,553	37,020